UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks† — 107.9%

Information Technology — 25.8%
Accenture PLC - Class A	15,667	$1,017,572
Advanced Micro Devices, Inc.*	58,589	431,215
Apple, Inc.*	4,915	2,871,540
Avnet, Inc.*	18,039	650,847
Dell, Inc.*	78,306	1,281,869
eBay, Inc.*	14,301	587,056
IAC/InterActiveCorp	6,498	312,879
Intel Corp.	55,134	1,565,806
International Business Machines Corp.	13,211	2,735,734
Jabil Circuit, Inc.	67,404	1,580,624
LSI Corp.*	25,594	205,776
Microsoft Corp.	86,409	2,766,816
Motorola Mobility Holdings, Inc.*	827	32,104
TE Connectivity Ltd.	1,259	45,903
Vishay Intertechnology, Inc.*	3,716	41,694
		16,127,435

Health Care — 15.1%
Agilent Technologies, Inc.	11,730	494,771
AmerisourceBergen Corp.	29,158	1,084,969
Amgen, Inc.	27,981	1,989,729
Biogen Idec, Inc.*	5,449	730,220
Cardinal Health, Inc.	31,347	1,325,038
Celgene Corp.*	9,748	710,824
Eli Lilly & Co.	29,156	1,206,767
Express Scripts Holding Co.*	1,322	73,754
HCA Holdings, Inc.	20,734	558,159
Johnson & Johnson	3,293	214,341
McKesson Corp.	11,063	1,011,269
		9,399,841

Consumer Discretionary — 14.7%
Aaron's, Inc.*	15,360	417,331
Bed Bath & Beyond, Inc.*	2,836	199,626
Brinker International, Inc.	6,354	199,960
Dillard's, Inc. - Class A	8,873	572,841
DIRECTV - Class A*	20,493	1,009,690
Expedia, Inc.	31,346	1,336,280
Ford Motor Co.	76,640	864,499
GameStop Corp. - Class A	5,569	126,750
General Motors Co.*	18,859	433,757
Macy's, Inc.	34,536	1,416,667
priceline.com, Inc.*	1,110	844,510
Time Warner, Inc.	18,664	699,153
Viacom, Inc. - Class B	23,075	1,070,449
		9,191,513

Financials — 14.2%
American International Group, Inc.*	40,786	1,387,948
Assurant, Inc.	14,037	566,253
Assured Guaranty Ltd.	35,769	507,204
Capital One Financial Corp.	19,598	1,087,297
Citigroup, Inc.	49,501	1,635,513
Discover Financial Services	31,320	1,061,748
JPMorgan Chase & Co.	10,995	472,565
KeyCorp	74,405	598,216
Morgan Stanley	30,505	527,126
Rayonier, Inc. REIT	6,059	274,776
Regions Financial Corp.	114,435	771,292
SL Green Realty Corp. REIT	90	7,420
		8,897,358

Energy — 10.3%
ConocoPhillips	22,352	1,601,074
El Paso Corp.	2,938	87,170
Exxon Mobil Corp.	20,862	1,801,225
Marathon Oil Corp.	51,729	1,517,729
Nabors Industries Ltd.*	3,346	55,711
Tesoro Corp.*	16,791	390,391
Valero Energy Corp.	40,506	1,000,498
		6,453,798

Consumer Staples — 9.9%
Clorox Co. (The)	1,603	112,370
Energizer Holdings, Inc.*	4,835	344,881
Mead Johnson Nutrition Co.	1,309	111,998
Monster Beverage Corp.*	17,743	1,152,585
Philip Morris International, Inc.	24,913	2,229,963
Procter & Gamble Co. (The)	124	7,891
Safeway, Inc.	19,659	399,667
Smithfield Foods, Inc.*	50,149	1,051,123
Tyson Foods, Inc. - Class A	41,758	762,084
		6,172,562

Industrials — 5.7%
CNH Global N.V.*	7,187	328,949
Covanta Holding Corp.	3,374	54,153
Cummins, Inc.	4,049	468,996
Delta Air Lines, Inc.*	78,224	857,335
FedEx Corp.	6,131	540,999
Goodrich Corp.	436	54,701
Republic Services, Inc.	23,635	646,890
Robert Half International, Inc.	2,805	83,589
United Continental Holdings, Inc.*	15,001	328,822
United Parcel Service, Inc. - Class B	238	18,597
Waste Connections, Inc.	4,248	136,913
WESCO International, Inc.*	985	65,394
		3,585,338

Materials — 5.1%
Commercial Metals Co.	8,505	125,704
Eastman Chemical Co.	665	35,890
Freeport-McMoRan Copper & Gold, Inc.	28,629	1,096,491
International Paper Co.	19,510	649,878
Kronos Worldwide, Inc.	14,878	353,204
Lyondellbasell Industries N.V. - Class A	2,225	92,961
Newmont Mining Corp.	8,743	416,604
Royal Gold, Inc.	6,636	411,167
		3,181,899

Utilities — 4.2%
AES Corp. (The)*	42,440	531,349
American Electric Power Co., Inc.	26,730	1,038,193
CMS Energy Corp.	38,985	896,265

1

Touchstone Dynamic Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks† — 107.9% (Continued)

Utilities — (Continued)
DTE Energy Co.	1,283	$72,336
Exelon Corp.	191	7,451
Progress Energy, Inc.	948	50,453
		2,596,047

Telecommunication Services — 2.9%
MetroPCS Communications, Inc.*	23,218	169,491
Verizon Communications, Inc.	41,042	1,657,276
		1,826,767
Total Common Stocks		$67,432,558

Investment Fund — 12.3%
Touchstone Institutional Money Market Fund^	7,678,040	7,678,040

Total Long Positions (Cost $65,243,513)		$75,110,598

Securities Sold Short — (17.5%)

Common Stocks — (17.5%)

Information Technology — (5.6%)
Acme Packet, Inc.*	(10,285)	(288,700)
Ariba, Inc.*	(13,585)	(518,947)
Ciena Corp.*	(39,968)	(592,326)
EchoStar Corp. - Class A*	(7,471)	(217,033)
MEMC Electronic Materials, Inc.*	(40,157)	(144,164)
Rovi Corp.*	(12,264)	(350,750)
Salesforce.com, Inc.*	(4,657)	(725,235)
Tellabs, Inc.	(102,630)	(386,915)
VeriFone Systems, Inc.*	(5,952)	(283,553)
		(3,507,623)

Energy — (4.0%)
Alpha Natural Resources, Inc.*	(50,151)	(808,936)
Arch Coal, Inc.	(53,745)	(524,551)
Teekay Corp.	(31,640)	(1,142,204)
		(2,475,691)

Consumer Discretionary — (3.4%)
DeVry, Inc.	(25,111)	(807,319)
DreamWorks Animation SKG, Inc.*	(2,726)	(49,095)
Federal-Mogul Corp.*	(8,808)	(113,887)
Gentex Corp.	(24,027)	(527,873)
Hyatt Hotels Corp. - Class A*	(11,348)	(488,304)
Visteon Corp.*	(277)	(13,897)
Washington Post Co. (The) - Class B	(287)	(108,535)
WMS Industries, Inc.*	(294)	(7,206)
		(2,116,116)

Health Care — (3.0%)
Brookdale Senior Living, Inc.*	(5,384)	(102,350)
Dendreon Corp.*	(35,793)	(416,988)
Hospira, Inc.*	(1,235)	(43,373)
Vertex Pharmaceuticals, Inc.*	(16,795)	(646,272)
Warner Chilcott PLC - Class A (Ireland)	(30,263)	(658,220)
		(1,867,203)

Financials — (0.9%)
Bank of Hawaii Corp.	(6,359)	(310,892)
Endurance Specialty Holdings Ltd.	(6,173)	(248,031)
Leucadia National Corp.	(506)	(12,579)
		(571,502)

Materials — (0.3%)
Walter Energy, Inc.	(2,562)	(169,886)

Industrials — (0.2%)
ITT Corp.*	(4,307)	(96,735)
WABCO Holdings, Inc.*	(625)	(39,394)
		(136,129)

Utilities — (0.1%)
GenOn Energy, Inc.*	(38,338)	(81,660)
Total Common Stocks		$(10,925,810)

Total Securities Sold Short $(11,198,460)		$(10,925,810)

	Number
	of
	Contracts

Written Options Contracts# — (3.0%)

Call Options — (2.9%)
iShares Russell 2000 Index
May 2012
Strike Price: $77	(645)	(314,115)
Lyxor ETF NASDAQ 100-B
May 2012
Strike Price: $2,875	(3)	(528)
S&P 100 Index
May 2012
Strike Price: $610	(470)	(1,240,800)
S&P 500 Index
May 2012
Strike Price: $1,450	(120)	(16,200)
SPDR Dow Jones Industrial Average ETF
Trust
May 2012
Strike Price $125	(325)	(223,275)
Total Call Options		(1,794,918)

Put Options — (0.1%)
S&P 500 Index
May 2012
Strike Price: $1,390	(40)	(63,600)

Total Written Options Contracts
(Proceeds $(1,287,730))		$(1,858,518)

2

Touchstone Dynamic Equity Fund (Continued)

Market
Value

Total Investment Securities —99.7%
(Cost $52,757,323)	$62,326,270

Cash Collateral for Securities
Sold Short— 0.7%	408,227

Liabilities in Excess of Other Assets — (0.4%)	(217,821)

Net Assets — 100.0%	$62,516,676

†  All or a portion of these securities are held as collateral for securities sold short.

*  Non-income producing security.

^  AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

#  Primary risk exposure is equity contracts.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$67,432,558	$—	$—	$67,432,558
Investment Fund	7,678,040	—	—	7,678,040
				$75,110,598

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(10,925,810)	$—	$—	$(10,925,810)
Written Options Contracts	(1,858,518)	—	—	(1,858,518)
				$(12,784,328)

Transactions in written options for the period ended April 30, 2012

	Number of Contracts	Premium
Beginning of Period	935	$2,095,242
Call Options Written	15,608	18,100,984
Put Options Written	470	1,307,915
Call Options Closed	(6,895)	(14,279,841)
Put Options Closed	(93)	(300,079)
Call Options Expired	(8,070)	(4,744,636)
Put Options Expired	(352)	(891,855)
Outstanding, April 30, 2012	1,603	$1,287,730

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Emerging Growth Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Information Technology — 24.7%
ACI Worldwide, Inc.*	11,871	$473,178
Aruba Networks, Inc.*	11,174	235,995
Cadence Design Systems, Inc.*	26,728	311,916
ExlService Holdings, Inc.*	3,989	110,415
Fortinet, Inc.*	7,555	197,337
Gartner, Inc.*	4,963	217,379
Heartland Payment Systems, Inc.	15,047	458,482
IPG Photonics Corp.*	5,105	247,082
Linear Technology Corp.	5,042	164,924
LinkedIn Corp. - Class A*	1,629	176,665
Manhattan Associates, Inc.*	3,048	152,857
MICROS Systems, Inc.*	7,085	402,641
NCR Corp.*	14,633	343,875
NETGEAR, Inc.*	7,341	282,628
OSI Systems, Inc.*	1,410	94,273
Rackspace Hosting, Inc.*	2,115	122,860
Semtech Corp.*	6,095	166,150
Synchronoss Technologies, Inc.*	6,972	218,224
Tangoe, Inc.*	12,316	252,232
Teradyne, Inc.*	18,964	326,370
Trimble Navigation Ltd.*	8,284	448,496
Ultimate Software Group, Inc.*	3,325	256,557
VeriFone Systems, Inc.*	11,367	541,524
Wright Express Corp.*	3,743	238,878
Zillow, Inc.*	3,039	105,970
		6,546,908

Industrials — 18.5%
Acacia Research Corp.*	9,999	409,959
Alaska Air Group, Inc.*	6,887	232,781
AMETEK, Inc.	13,582	683,582
Astec Industries, Inc.*	6,254	195,688
BE Aerospace, Inc.*	14,118	663,969
Beacon Roofing Supply, Inc.*	2,998	80,017
Clean Harbors, Inc.*	6,261	427,251
Kaman Corp.	4,321	148,556
Kirby Corp.*	3,378	224,198
Lincoln Electric Holdings, Inc.	1,180	57,832
Mistras Group, Inc.*	5,780	135,657
Roper Industries, Inc.	3,259	332,092
Spirit Airlines, Inc.*	5,935	142,559
Tennant Co.	1,295	57,368
Titan Machinery, Inc.*	6,144	218,911
TransDigm Group, Inc.*	4,059	511,921
United Rentals, Inc.*	4,092	191,015
WESCO International, Inc.*	2,753	182,772
		4,896,128

Consumer Discretionary — 16.4%
BJ's Restaurants, Inc.*	1,269	54,808
Brunswick Corp.	12,151	319,450
Dana Holding Corp.	10,120	147,954
Dick's Sporting Goods, Inc.	9,056	458,234
DSW, Inc. - Class A	4,487	252,439
Ethan Allen Interiors, Inc.	8,754	203,093
Francesca's Holdings Corp.*	4,186	131,231
Genesco, Inc.*	2,891	216,825
GNC Holdings, Inc. - Class A	6,197	242,055
Monro Muffler Brake, Inc.	3,692	152,332
PetSmart, Inc.	7,396	430,891
Polaris Industries, Inc.	3,968	315,218
PVH Corp.	3,750	333,000
Tempur-Pedic International, Inc.*	4,160	244,774
Tenneco, Inc.*	5,075	156,462
Tractor Supply Co.	4,757	468,136
Zumiez, Inc.*	5,921	217,064
		4,343,966

Health Care — 10.7%
Air Methods Corp.*	3,711	312,132
Align Technology, Inc.*	15,002	475,713
Catalyst Health Solutions, Inc.*	1,156	99,844
Cooper Cos, Inc. (The)	4,381	386,273
Cyberonics, Inc.*	5,792	221,834
Impax Laboratories, Inc.*	3,543	87,264
Insulet Corp.*	3,925	70,100
MWI Veterinary Supply, Inc.*	4,023	379,771
Perrigo Co.	2,215	232,353
SXC Health Solutions Corp.*	4,126	373,733
Team Health Holdings, Inc.*	8,872	191,103
		2,830,120

Energy — 9.7%
Cabot Oil & Gas Corp.	4,243	149,099
Core Laboratories N.V. (Netherlands)	1,519	208,073
Energy XXI Bermuda Ltd. (Bermuda)*	11,054	416,515
Oasis Petroleum, Inc.*	12,189	403,090
Oceaneering International, Inc.	4,439	229,186
Oil States International, Inc.*	3,313	263,648
OYO Geospace Corp.*	3,302	380,456
Pioneer Drilling Co.*	25,259	199,041
Rosetta Resources, Inc.*	6,404	321,929
		2,571,037

Financials — 8.2%
Affiliated Managers Group, Inc.*	5,163	586,620
DFC Global Corp.*	5,540	96,839
Extra Space Storage, Inc. REIT	7,025	213,209
HFF, Inc. - Class A*	14,969	244,593
MarketAxess Holdings, Inc.	7,818	268,236
Portfolio Recovery Associates, Inc.*	3,546	244,036
Signature Bank*	8,049	528,739
		2,182,272

Materials — 7.2%
Airgas, Inc.	5,273	483,218
Albemarle Corp.	5,708	372,732
Eagle Materials, Inc.	5,858	206,319
FMC Corp.	2,334	257,790
Haynes International, Inc.	5,477	341,600
Koppers Holdings, Inc.	6,663	259,057
		1,920,716

4

Touchstone Emerging Growth Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.2% (Continued)

Consumer Staples — 1.8%
Hain Celestial Group, Inc. (The)*	4,776	$225,905
Herbalife Ltd. (Cayman Islands)	2,396	168,487
Nu Skin Enterprises, Inc. - Class A	1,665	88,744
		483,136
Total Common Stocks		$25,774,283

Exchange Traded Funds — 13.4%
iShares Russell 2000 Growth Index Fund	18,922	1,772,991
iShares Russell Midcap Growth Index Fund	28,427	1,786,637
Total Exchange Traded Funds		$3,559,628

Investment Fund — 27.1%
Touchstone Institutional Money Market Fund^	7,188,488	7,188,488

Total Investment Securities —137.7%
(Cost $30,985,168)		$36,522,399

Liabilities in Excess of Other Assets — (37.7%)		(9,998,050)

Net Assets — 100.0%		$26,524,349

*   Non-income producing security.

^   AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,774,283	$—	$—	$25,774,283
Exchange Traded Funds	3,559,628	—	—	3,559,628
Investment Fund	7,188,488	—	—	7,188,488
				$36,522,399

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone International Equity Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Japan — 26.1%
Airport Facilities Co. Ltd.	3,900	$17,536
Alfresa Holdings Corp.	200	9,256
Alpen Co. Ltd.	5,300	108,138
Asahi Kogyosha Co. Ltd.	1,000	4,171
Bando Chemical Industries Ltd.	8,000	29,559
Belluna Co. Ltd.	7,550	60,048
Chubu Steel Plate Co. Ltd.	300	1,691
Coca-Cola Central Japan Co. Ltd.	6,000	78,758
Daihatsu Diesel Manufacturing Co. Ltd.	13,000	53,407
Daiwa House Industry Co. Ltd.	27,000	349,674
Faith, Inc.	1,381	170,376
Fuji Soft, Inc.	700	12,397
Fujimori Kogyo Co. Ltd.	1,000	17,209
Fujitsu Broad Solution & Consulting, Inc.	1,100	10,223
Fujitsu Frontech Ltd.	1,100	7,068
Fukuda Denshi Co. Ltd.	1,300	38,964
Fuso Chemical Co. Ltd.	100	2,774
Gamecard-Joyco Holdings, Inc.	3,300	62,619
Geo Holdings Corp.	53	64,259
Happinet Corp.	3,200	33,667
Haruyama Trading Co. Ltd.	1,500	9,319
Haseko Corp.*	500	363
Hitachi Ltd.	27,000	173,146
Hokkaido Co.ca-Cola Bottling Co. Ltd.	2,000	10,095
Hokkan Holdings Ltd.	4,000	12,475
IMI Co. Ltd.	600	11,573
IT Holdings Corp.	11,800	151,934
Japan Tobacco, Inc.	8	44,439
JMS Co. Ltd.	3,000	9,770
Kamei Corp.	4,000	56,914
Kasai Kogyo Co. Ltd.	10,000	53,357
Kawasumi Laboratories, Inc.	10,000	60,997
Koike Sanso Kogyo Co. Ltd.	6,000	15,631
Komatsu Seiren Co. Ltd.	10,000	52,355
KRS Corp.	800	8,808
Macnica, Inc.	900	21,057
Mikuni Co.ca-Cola Bottling Co. Ltd.	600	5,328
Mimasu Semiconductor Industry Co. Ltd.	1,500	13,828
Mitani Corp.	2,300	32,985
Mitsubishi UFJ Financial Group, Inc.	97,000	470,178
Mitsui High-Tec, Inc.*	2,400	14,729
Mitsui Home Co. Ltd.	2,000	10,521
Namura Shipbuilding Co. Ltd.	26,500	105,549
NEC Capital Solutions Ltd.	1,600	22,445
Nichireki Co. Ltd.	12,000	59,970
NIFTY Corp.	59	80,179
Nihon Plast Co. Ltd.	1,200	10,506
Nihon Yamamura Glass Co. Ltd.	1,000	2,505
Nippo Corp.	15,000	154,810
Nippon Antenna Co. Ltd.	1,100	8,349
Nippon Steel Corp.	700	1,762
Nippon Steel Trading Co. Ltd.	1,000	2,906
Nippon Telegraph & Telephone Corp.	10,700	485,815
NIS Group Co. Ltd.*	24,600	1,541
Nissan Motor Co. Ltd.	35,300	369,624
Nisshin Fudosan Co./Japan	5,600	35,771
Nissin Sugar Holdings Co. Ltd.*	700	14,502
Nojima Corp.	1,828	12,936
Otsuka Holdings Co. Ltd.	15,800	476,929
Pacific Industrial Co. Ltd.	4,000	25,000
Piolax, Inc.	1,300	31,588
Raysum Co. Ltd.*	3	845
Relo Holdings, Inc.	1,400	41,453
Riken Technos Corp.	3,000	9,168
Saison Information Systems Co. Ltd.	1,300	19,002
Shidax Corp.	5,000	21,167
Shinsho Corp.	2,000	4,559
Soken Chemical & Engineering Co. Ltd.	700	6,085
Studio Alice Co. Ltd.	8,000	133,768
Sumikin Bussan Corp.	2,000	5,135
Sumitomo Densetsu Co. Ltd.	3,500	26,916
Suncall Corp.	4,000	18,938
T&K Toka Co. Ltd.	400	5,511
Tokai Corp./Gifu	1,600	35,471
Tokyu Co.nstruction Co. Ltd.	10,170	24,202
Totetsu Kogyo Co. Ltd.	30,000	321,268
Usen Corp.*	15,940	15,772
VT Holdings Co. Ltd.	4,800	44,188
Warabeya Nichiyo Co. Ltd.	1,800	29,534
Watabe Wedding Corp.	3,377	31,723
Yachiyo Industry Co. Ltd.	1,400	9,118
Yasunaga Corp.	2,100	15,860
Yellow Hat Ltd.	2,700	46,804
Zojirushi Corp.	14,000	49,098
		5,189,868

United Kingdom — 19.5%
AstraZeneca PLC	8,355	366,034
AstraZeneca PLC	317	14,036
Barclays PLC	63,379	224,487
Berendsen PLC	31,578	263,927
BHP Billiton PLC	2,801	89,756
BP PLC	11,216	81,001
BP PLC ADR	3,756	163,048
British Polythene Industries PLC	2,378	13,035
Character Group PLC (The)	242	595
Dart Group PLC	40,418	47,310
Eurasian Natural Resources Corp. PLC	29,375	266,729
Hilton Food Group Ltd.	1,087	5,023
HSBC Holdings PLC	65,449	589,612
Imperial Tobacco Group PLC	4,730	189,145
Kazakhmys PLC	12,168	170,026
Legal & General Group PLC	2,142	4,088
Rio Tinto PLC	8,798	490,102
Royal Dutch Shell PLC	25,193	896,058
Standard Life PLC	1,658	6,017
Vitec Group PLC (The)	162	1,752
		3,881,781

France — 7.1%
AXA SA*	17,317	245,270
BNP Paribas SA	5,922	237,912

6

Touchstone International Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

France — (Continued)
Cegid Group	578	$11,568
Etam Developpement SA*	427	7,235
France Telecom SA	370	5,062
LDC	91	10,260
Linedata Services	447	8,461
Maisons France Confort	1,060	29,283
Nexity SA	7,179	204,691
Parrot SA*	760	22,957
Tessi SA	8	831
Total SA	13,169	628,764
		1,412,294

Singapore — 5.9%
DBS Group Holdings Ltd.	44,000	496,356
Elec & Eltek International Co. Ltd.	9,745	27,773
Golden Agri-Resources Ltd.	229,000	136,012
GP Batteries International Ltd.	5,000	4,121
Great Eastern Holdings Ltd.	1,000	10,893
Jardine Cycle & Carriage Ltd.	10,526	401,221
Lian Beng Group Ltd.	266,000	82,755
New Toyo International Holdings Ltd.	32,000	7,628
QAF Ltd.	7,000	4,101
		1,170,860

Australia — 5.2%
BHP Billiton Ltd.	18,211	674,559
Credit Corp. Group Ltd.	5,832	36,460
Northern Star Resources Ltd.*	13,393	12,210
Rio Tinto Ltd.	4,369	302,043
Wesfarmers Ltd.	385	12,147
		1,037,419

Switzerland — 5.1%
Advanced Digital Broadcast Holdings SA*	2,822	34,200
Bell AG	28	58,459
Clariant AG*	418	5,315
Emmi AG	604	129,032
OC Oerlikon Corp. AG*	5,123	50,629
Roche Holding AG	3,712	678,069
Swiss Life Holding AG*	648	66,289
		1,021,993

Germany — 4.9%
Amadeus Fire AG	192	9,602
BASF SE	6,777	557,887
Bavaria Industriekapital AG	483	7,787
Cewe Color Holding AG	836	36,839
Freenet AG	62	1,078
Infineon Technologies AG	25,685	255,708
Schuler AG	1,000	21,252
Volkswagen AG	498	85,004
		975,157

Hong Kong — 4.7%
Champion Technology Holdings Ltd.	1,542,000	20,272
CLP Holdings Ltd.	500	4,282
CSI Properties Ltd.	1,200,000	48,720
Dickson Concepts International Ltd.	7,500	4,157
DMX Technologies Group Ltd.*	38,000	7,523
Global Sources Ltd.*	319	1,965
Hongkong Land Holdings Ltd.	1,000	6,210
Hutchison Whampoa Ltd.	44,000	423,347
Jardine Strategic Holdings Ltd.	8,500	273,530
Kantone Holdings Ltd.	60,000	503
Keck Seng Investments	24,900	10,527
Luen Thai Holdings Ltd.	28,000	3,789
Next Media Ltd.*	174,000	14,577
Orient Overseas International Ltd.	1,500	10,247
Pacific Textile Holdings Ltd.	33,000	21,905
Sun Hung Kai Properties Ltd.	1,000	12,064
TAI Cheung Holdings	29,000	20,595
Victory City International Holdings Ltd.	210,000	24,089
Wing On Co. International Ltd.	7,000	15,428
Wuling Motors Holdings Ltd.	20,000	1,418
		925,148

Denmark — 3.6%
AP Moeller - Maersk A/S - Class B	48	375,446
Novo Nordisk A/S - Class B	2,362	348,404
		723,850

Canada — 3.3%
QLT, Inc.*	153	1,014
Royal Bank of Canada	7,700	445,000
Suncor Energy, Inc.	6,400	211,401
		657,415

Belgium — 3.0%
Anheuser-Busch InBev NV	7,596	547,484
Euronav NV*	40	374
Recticel SA	6,764	53,273
		601,131

Netherlands — 2.7%
European Aeronautic Defence and Space Co. NV	10,246	404,505
ING Groep NV*	17,923	126,381
PostNL NV	53	230
		531,116

Sweden — 2.2%
Bilia AB	6,770	129,935
Saab AB	18,784	313,006
		442,941

Austria — 1.8%
OMV AG	10,194	345,103
Telekom Austria AG	200	2,194
Voestalpine AG	127	4,111
		351,408

Norway — 1.4%
Statoil ASA	10,598	282,961

7

Touchstone International Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

Spain — 0.7%
Endesa SA	7,162	$128,316

Italy — 0.2%
Banca Popolare dell'Emilia Romagna*	169	1,037
Delclima*	2,558	1,500
Enel SPA	9,040	29,676
Exor SPA	26	605
Milano Assicurazioni SPA*	521	173
		32,991

Greece — 0.1%
OPAP SA	2,003	17,897

Finland — 0.1%
Digia PLC*	3,602	13,589

China — 0.1%
SinoCom Software Group Ltd.	88,000	11,342
SunVic Chemical Holdings Ltd.	1,000	275
		11,617

Portugal — 0.0%
Novabase SGPS SA	1,343	3,804

New Zealand — 0.0%
Sky Network Television Ltd.	210	938
Total Common Stocks		$19,414,494

Investment Fund — 1.4%
Touchstone Institutional Money Market Fund^	272,295	272,295

Total Investment Securities —99.1%
(Cost $17,446,402)		19,686,789

Other Assets in Excess of Liabilities — 0.9%		173,857

Net Assets — 100.0%		$19,860,646

* Non-income producing security.

^ AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,414,494	$—	$—	$19,414,494
Investment Fund	272,295	—	—	272,295
				$19,686,789

At April 30, 2012, securities valued at $15,050,542 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Measurements Using Unobservable Inputs (Level 3)
	Common Stock
Assets	Australia	Total
Beginning balance	$1,972	$1,972
Realized gain (loss)	(193)	(193)
Sales	(1,779)	(1,779)
Ending balance	$—	$—

% of Net
Industry Allocation	Assets
Financials	17.5%
Industrials	16.5
Materials	13.6
Energy	13.1
Consumer Discretionary	11.6
Health Care	10.3
Consumer Staples	6.4
Information Technology	5.4
Telecommunication Services	2.5
Investment Funds	1.4
Utilities	0.8
Total	99.1%

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Balanced Allocation Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^ — 100.3%

Government/Corporate — 26.0%
Touchstone Core Bond Fund	203,167	$2,177,951
Touchstone Short Duration Fixed Income Fund	499,492	4,895,020
Touchstone Total Return Bond Fund	685,790	7,084,209
		14,157,180

Value — 11.0%
Touchstone Focused Fund	46,566	1,080,331
Touchstone Value Fund	697,545	4,931,646
		6,011,977

International Equity — 10.1%
Touchstone International Equity Fund	584,874	4,930,492
Touchstone International Small Cap Fund	47,745	549,540
		5,480,032

Growth — 6.1%
Touchstone Sands Capital Institutional Growth Fund*	185,575	3,319,938

International Debt — 6.1%
Touchstone International Fixed Income Fund	317,989	3,297,548

Global Equity — 5.0%
Touchstone Global Equity Fund	272,054	2,734,140

Emerging Market-Equity — 4.0%
Touchstone Emerging Markets Equity II Fund	239,916	2,190,435

Growth-Mid Cap — 4.0%
Touchstone Mid Cap Fund*	67,639	1,089,663
Touchstone Mid Cap Growth Fund*	48,954	1,098,044
		2,187,707

Corporate/Preferred-High Yield — 4.0%
Touchstone High Yield Fund	244,456	2,185,436

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	196,651	2,184,795

Sector Fund-Real Estate — 4.0%
Touchstone Global Real Estate Fund	188,084	2,178,008

Value-Large Cap — 4.0%
Touchstone Large Cap Relative Value Fund	174,155	2,169,970

Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	153,892	1,631,254

Taxable Govt/Agency-Money Market — 3.0%
Touchstone Institutional Money Market Fund	1,630,990	1,630,990

Growth-Large Cap — 2.0%
Touchstone Large Cap Growth Fund*	38,976	1,100,671

Value-Mid Cap — 2.0%
Touchstone Mid Cap Value Fund	84,729	1,092,157

Value-Small Cap — 2.0%
Touchstone Small Cap Core Fund	68,585	1,090,503
Total Affiliated Mutual Funds		$54,642,741

Total Investment Securities —100.3%
(Cost $51,417,415)		$54,642,741

Liabilities in Excess of Other Assets — (0.3%)		(184,139)

Net Assets — 100.0%		$54,458,602

* Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$54,642,741	$—	$—	$54,642,741

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Conservative Allocation Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^ — 100.5%

Government/Corporate — 47.3%
Touchstone Core Bond Fund	197,958	$2,122,111
Touchstone Short Duration Fixed Income Fund	684,107	6,704,251
Touchstone Total Return Bond Fund	753,399	7,782,607
		16,608,969

International Debt — 9.1%
Touchstone International Fixed Income Fund	308,281	3,196,878

Value — 6.0%
Touchstone Value Fund	296,000	2,092,717

Corporate/Preferred-High Yield — 5.1%
Touchstone High Yield Fund	198,061	1,770,667

Taxable Govt/Agency-Money Market — 5.0%
Touchstone Institutional Money Market Fund	1,763,761	1,763,761

Growth — 5.0%
Touchstone Sands Capital Institutional Growth Fund*	97,317	1,741,003

International Equity — 4.0%
Touchstone International Equity Fund	167,987	1,416,132

Various Assets — 4.0%
Touchstone Merger Arbitrage Fund	133,234	1,412,285

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	126,383	1,404,112

Value-Large Cap — 3.0%
Touchstone Large Cap Relative Value Fund	83,578	1,041,382

Global Equity — 2.0%
Touchstone Global Equity Fund	70,362	707,140

Value-Small Cap — 2.0%
Touchstone Small Cap Core Fund	44,050	700,397

Sector Fund-Real Estate — 2.0%
Touchstone Global Real Estate Fund	60,318	698,478

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity II Fund	38,816	354,387

Growth-Mid Cap — 1.0%
Touchstone Mid Cap Fund*	21,729	350,050
Total Affiliated Mutual Funds		$35,258,358

Total Investment Securities —100.5%
(Cost $33,931,284)		$35,258,358

Liabilities in Excess of Other Assets — (0.5%)		(173,363)

Net Assets — 100.0%		$35,084,995

*  Non-income producing security.

^  AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$35,258,358	$—	$—	$35,258,358

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Growth Allocation Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value
Affiliated Mutual Funds^ — 100.2%

International Equity — 17.2%
Touchstone International Equity Fund	609,929	$5,141,702
Touchstone International Small Cap Fund	137,355	1,580,952
		6,722,654

Value — 13.9%
Touchstone Focused Fund	83,119	1,928,372
Touchstone Value Fund	500,242	3,536,711
		5,465,083

Growth — 11.1%
Touchstone Emerging Growth Fund*	93,781	1,181,644
Touchstone Sands Capital Institutional Growth Fund*	177,139	3,169,012
		4,350,656

Emerging Market-Equity — 10.0%
Touchstone Emerging Markets Equity II Fund	430,350	3,929,098

Global Equity — 7.0%
Touchstone Global Equity Fund	273,217	2,745,835

Value-Small Cap — 6.0%
Touchstone Small Cap Core Fund	98,529	1,566,605
Touchstone Small Cap Value Fund	44,084	786,896
		2,353,501

Government/Corporate — 6.0%
Touchstone Short Duration Fixed Income Fund	238,892	2,341,143

Sector Fund-Real Estate — 6.0%
Touchstone Global Real Estate Fund	201,447	2,332,756

Growth-Mid Cap — 5.0%
Touchstone Mid Cap Fund*	73,196	1,179,187
Touchstone Mid Cap Growth Fund*	35,185	789,198
		1,968,385

Value-Large Cap — 5.0%
Touchstone Large Cap Relative Value Fund	156,284	1,947,296

Value-Mid Cap — 4.0%
Touchstone Mid Cap Value Fund	121,724	1,569,016

Growth-Large Cap — 3.0%
Touchstone Large Cap Growth Fund*	41,919	1,183,796

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	106,181	1,179,672

Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	110,753	1,173,985
Total Affiliated Mutual Funds		$39,262,876

Total Investment Securities —100.2%
(Cost $36,422,850)		$39,262,876

Liabilities in Excess of Other Assets — (0.2%)		(67,543)

Net Assets — 100.0%		$39,195,333

* Non-income producing security.

^ AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$39,262,876	$—	$—	$39,262,876

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – April 30, 2012 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^ — 100.5%

Government/Corporate — 17.0%
Touchstone Short Duration Fixed Income Fund	349,939	$3,429,401
Touchstone Total Return Bond Fund	798,785	8,251,452
		11,680,853

Value — 14.1%
Touchstone Focused Fund	148,689	3,449,587
Touchstone Value Fund	882,541	6,239,566
		9,689,153

International Equity — 13.1%
Touchstone International Equity Fund	900,305	7,589,568
Touchstone International Small Cap Fund	120,465	1,386,548
		8,976,116

Growth — 9.1%
Touchstone Emerging Growth Fund*	55,244	696,079
Touchstone Sands Capital Institutional Growth Fund*	311,667	5,575,715
		6,271,794

Emerging Market-Equity — 7.0%
Touchstone Emerging Markets Equity II Fund	528,507	4,825,266

Value-Large Cap — 5.1%
Touchstone Large Cap Relative Value Fund	277,875	3,462,317

Growth-Mid Cap — 5.0%
Touchstone Mid Cap Fund*	128,720	2,073,674
Touchstone Mid Cap Growth Fund*	61,890	1,388,204
		3,461,878

Global Equity — 5.0%
Touchstone Global Equity Fund	342,256	3,439,675

Sector Fund-Real Estate — 4.1%
Touchstone Global Real Estate Fund	240,417	2,784,025

Value-Small Cap — 4.0%
Touchstone Small Cap Core Fund	130,659	2,077,479
Touchstone Small Cap Value Fund	38,952	695,289
		2,772,768

Value-Mid Cap — 3.0%
Touchstone Mid Cap Value Fund	161,646	2,083,617

International Debt — 3.0%
Touchstone International Fixed Fixed Income Fund	200,774	2,082,023

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	187,182	2,079,588

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	231,641	2,070,867

Various Assets — 3.0%
Touchstone Merger Arbitrage Fund	194,264	2,059,196

Growth-Large Cap — 2.0%
Touchstone Large Cap Growth Fund*	49,120	1,387,150
Total Affiliated Mutual Funds		$69,126,286

Total Investment Securities —100.5%
(Cost $64,721,083)		$69,126,286

Liabilities in Excess of Other Assets — (0.5%)		(332,505)

Net Assets — 100.0%		$68,793,781

* Non-income producing security.

^ AffiliatedFunds,sub-advisedbyFortWashingtonInvestment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$69,126,286	$—	$—	$69,126,286

See accompanying Notes to Portfolios of Investments.

12

Notes to Portfolios of Investments

April 30, 2012

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of April 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

During the period ended ended April 30, 2012, there were no significant transfers between Levels 1, 2 and 3 except as shown in the Portfolio of Investments for International Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

13

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Securities sold short—The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A fund would realize a gain if the price of the security declines between those dates.

Options—The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchanged-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	fair value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

14

Notes to Portfolios of Investments (Continued)

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of April 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$65,243,513	$10,717,080	$(849,995)	$9,867,085
Emerging Growth Fund	$30,985,168	$5,751,372	$(214,141)	$5,537,231
International Equity Fund	$17,446,402	$3,238,427	$(998,040)	$2,240,387
Balanced Allocation Fund	$51,417,415	$3,243,298	$(17,972)	$3,225,326
Conservative Allocation Fund	$33,931,284	$1,327,074	$—	$1,327,074
Growth Allocation Fund	$36,422,850	$2,915,124	$(75,098)	$2,840,026
Moderate Growth Allocation Fund	$64,721,083	$4,436,970	$(31,767)	$4,405,203

15

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*  /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 6/20/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jill T. McGruder

 Jill T. McGruder, President

(principal executive officer)

Date 6/20/2012

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 6/20/2012

* Print the name and title of each signing officer under his or her signature.